SCHEDULE OF WARRANTS TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026		Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Number of warrants outstanding, balance	1,286,808		4,928,329
Weighted average exercise price, balance	$ 13.39		$ 6.17
Number of warrants expiry	(522,265)		(721,239)
Number of warrants exercise	(252,967)	[1]	(3,474,595)
Number of warrants outstanding, warrants issued			554,313
Number of warrants outstanding, balance	511,576		1,286,808
Weighted average exercise price, balance	$ 9.23		$ 13.39
Number of options granted	125,000	[2],[3]	2,863,500
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted	252,967
Number of options granted	252,967
Proceeds from exercise of warrants	$ 946

[1]	During the nine-month period ended September 30, 2026, the Company issued 252,967 shares in respect of 252,967 warrants that were exercised for total proceeds of $946.
[2]	On August 6, 2026, the Company granted 100,000 share options to purchase Common Shares of the Company, of which 50,000 options have an exercise price of $7.00 per share and 50,000 options have an exercise price of $10.00 per share. The options vested immediately upon grant and expire on February 6, 2027. The fair value of the options granted was estimated at $57 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $5.98; Expected option life 0.5 years; Volatility 68.75%; Risk-free interest rate 3.954%; Dividend yield 0%.
[3]	On March 26, 2026, the Company granted an employee 25,000 share options to purchase Common Shares of the company with an exercise price of $8.00 per share. The options vest in three equal annual installments, commencing on December 30, 2026, and expire in March 2036. The fair value of the options granted was estimated at $151 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $6.64; Expected option life 10 years; Volatility 103.94%; Risk-free interest rate 4.311%; Dividend yield 0%.